Related Party Transactions	6 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

8 — RELATED PARTY TRANSACTIONS

Related parties’ relationships as follows:

Name	Relationship
Mr. JianJun Sun	CEO of the Company.
Mr. Yu Han	Majority shareholder of the Company.
HangZhou TianQi Network Technology Co. Ltd.	Mr. Yu Han, Majority shareholder of the Company owns 27%.
Mr. Xu Liao	CMO of the Company.
Mr. Qiang Yuan	CTO of the Company
JiaXing YiTou ShangMa Investment LP	The Company owns 10% of the entity.

Other related parties’ receivables consist of the following:

	September 30, 2017	March 31, 2017
Mr. Yu Han	$40,180	$37,425
Mr. Qiang Yuan	—	23,190
Mr. Xu Liao	—	6,530
Total	$40,180	$67,145

The outstanding receivables from Mr. Yu Han, Mr. Qiang Yuan, Mr. Xu Liao consist of working capital advances and borrowings or cash advances for travel expenses. These amounts are due on demand and non-interest bearing. On October 9, 2016, Mr. Yu Han repaid $1,334,064 (RMB 8,917,562) to the Company.

Other related parties’ payables consist of the following:

	September 30, 2017	March 31, 2017
Mr. JianJun Sun	$19,971	$—
HangZhou TianQi Network Technology Co. Ltd.	44,465	42,960
Total	$64,436	$42,960

Outstanding payables to Mr. Yu Han consist of working capital advances and borrowings. These amounts are due on demand and non-interest bearing.

Outstanding payables to Mr. JianJun Sun consist of working capital advances and borrowings. These amounts are due on demand and non-interest bearing.

Outstanding payable to HangZhou TianQi Network Technology Co. Ltd., consist of rent owed which are non-interest bearing and due on demand.